Shareholder Report, Holdings (Details)	May 31, 2026
C000167848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000167848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167848 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167848 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167848 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167848 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167848 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167848 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167848 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167848 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167848 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167848 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167848 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167848 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167848 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167848 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167848 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167848 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167848 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167848 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167848 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167848 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000167848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167848 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167848 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000167849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000167849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167849 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167849 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167849 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167849 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167849 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167849 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167849 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167849 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167849 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167849 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167849 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167849 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167849 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167849 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167849 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167849 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167849 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167849 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167849 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167849 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000167849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167849 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167849 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000188122 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000188122 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188122 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188122 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188122 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188122 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188122 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188122 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188122 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188122 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188122 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000188122 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188122 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188122 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188122 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188122 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188122 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188122 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188122 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188122 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188122 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000188122 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000188122 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000188122 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188122 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188122 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000188122 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000167850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000167850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167850 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167850 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167850 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167850 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167850 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167850 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167850 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167850 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167850 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167850 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167850 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167850 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167850 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167850 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167850 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167850 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167850 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167850 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167850 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000167850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167850 | China
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167850 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000105118 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105118 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000105118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105118 | B
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000105118 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000105118 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105118 | Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000105118 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105118 | IndustryExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105118 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105118 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105118 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105118 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105118 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105118 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105118 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105118 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105118 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000105119 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105119 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000105119 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105119 | B
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000105119 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000105119 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105119 | Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000105119 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105119 | IndustryExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105119 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105119 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105119 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105119 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105119 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105119 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105119 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105119 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105119 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000188118 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188118 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000188118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188118 | B
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000188118 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000188118 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000188118 | Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000188118 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188118 | IndustryExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188118 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188118 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188118 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188118 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188118 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188118 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188118 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188118 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000188118 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000105120 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105120 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000105120 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105120 | B
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000105120 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000105120 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105120 | Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000105120 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105120 | IndustryExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105120 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105120 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105120 | IndustryIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105120 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105120 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105120 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105120 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105120 | IndustryConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105120 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000115831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115831 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115831 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115831 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000115831 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000115831 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115831 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115831 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115831 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000115831 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115831 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115831 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000115831 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115831 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115831 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000115831 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115831 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115831 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115831 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115831 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115831 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115831 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000115831 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115832 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115832 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115832 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000115832 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000115832 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115832 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115832 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115832 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000115832 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115832 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115832 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000115832 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115832 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115832 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000115832 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115832 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115832 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115832 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115832 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115832 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115832 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000115832 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188120 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000188120 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188120 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000188120 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000188120 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188120 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000188120 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188120 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188120 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188120 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188120 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000188120 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188120 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188120 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000188120 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188120 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188120 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000188120 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188120 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188120 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188120 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188120 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188120 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188120 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188120 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115833 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115833 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115833 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115833 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115833 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115833 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000115833 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000115833 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115833 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115833 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115833 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000115833 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115833 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115833 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000115833 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115833 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115833 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000115833 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115833 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115833 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115833 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115833 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115833 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115833 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000115833 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%